Derivatives - Fair Values of Derivatives Designated As Hedge Instruments (Details) - Designated as Hedging Instrument $ in Thousands	Dec. 31, 2016 USD ($)
Derivatives, Fair Value [Line Items]
Total	$ (3,922)
Interest rate swaps | Accrued Expenses
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(3,838)
Interest rate swaps | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ (84)